Interests in Other Entities - Schedule of Interests in Other Entities (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of interest in other entities [abstract]
Joint ventures	£ 88	£ 73
Total	£ 88	£ 73